Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Furniture and Fixtures [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Automobiles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Computer Hardware And Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Machinery and Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Lasers [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Computer Hardware And Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Machinery and Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Lasers [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years